Segments - Reconciliation of Revenue from Segments to Consolidated (Detail) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($) Segment	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Successor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments | Segment					2		2
Net sales		$ 1,094.1	$ 1,126.6	$ 0.0	$ 2,083.3	$ 2,174.0	$ 4,361.7	$ 3,951.1
Successor [Member] | Performance Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		638.8	665.0		1,196.0	1,281.1	2,585.0	2,325.3
Successor [Member] | Performance Coatings [Member] | Refinish [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		460.1	471.1		853.3	906.3	1,850.8	1,670.0
Successor [Member] | Performance Coatings [Member] | Industrial [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		178.7	193.9		342.7	374.8	734.2	655.3
Successor [Member] | Transportation Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		455.3	461.6		887.3	892.9	1,776.7	1,625.8
Successor [Member] | Transportation Coatings [Member] | Light Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		347.2	363.4		680.4	703.0	1,384.5	1,291.5
Successor [Member] | Transportation Coatings [Member] | Commercial Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		$ 108.1	$ 98.2		$ 206.9	$ 189.9	$ 392.2	$ 334.3
Predecessor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 326.2								$ 4,219.4
Predecessor [Member] | Performance Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	186.8								2,479.5
Predecessor [Member] | Performance Coatings [Member] | Refinish [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	129.4								1,759.3
Predecessor [Member] | Performance Coatings [Member] | Industrial [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	57.4								720.2
Predecessor [Member] | Transportation Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	139.4								1,739.9
Predecessor [Member] | Transportation Coatings [Member] | Light Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	111.6								1,390.6
Predecessor [Member] | Transportation Coatings [Member] | Commercial Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 27.8								$ 349.3